EQUITY - MEASUREMENT OF FAIR VALUE (Details) - Time Restricted Stock Units [Member]	10 Months Ended	58 Months Ended
	Jan. 02, 2020 $ / shares	Jan. 02, 2024 $ / shares
2019 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)	$ 2.66
Strike price (USD)	$ 0.01
Time (years)	2.5
Risk free rate	1.77%
Expected volatility	26.74%
Dividend yield	0.01%
2019 Plan 5 Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)		$ 3.96
Strike price (USD)		$ 0.01
Time (years)		5